Movements in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Patient Monitoring And Life Support Devices	Dec. 31, 2010 Patient Monitoring And Life Support Devices	Dec. 31, 2011 In-Vitro Diagnostic Products	Dec. 31, 2010 In-Vitro Diagnostic Products	Dec. 31, 2011 Medical Imaging Systems	Dec. 31, 2010 Medical Imaging Systems	Dec. 31, 2011 All Other Segments	Dec. 31, 2009 All Other Segments
Goodwill [Line Items]
Balance as of beginning of period	$ 115,672	$ 115,053	$ 104,881	$ 104,318	$ 5,253	$ 5,225	$ 5,260	$ 5,232	$ 278	$ 278
Goodwill arising from acquisitions during the year	12,025		6,490		5,535
Foreign currency translation	1,143	619	498	563	376	28	244	28	25
Balance as of end of period	$ 128,840	$ 115,672	$ 111,869	$ 104,881	$ 11,164	$ 5,253	$ 5,504	$ 5,260	$ 303	$ 278